Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Note Payable
Note Payable

6. Note Payable

On June 18, 2021, the Company entered into a promissory note with an investor of the Company. Under the terms of the promissory note, the Company borrowed $270,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting July 15, 2021 with the principal balance paid on June 15, 2022. In June 2022, the parties ratified an extension of the maturity date of the note to June 15, 2023. The balance of the promissory note as of March 31, 2023 and December 31, 2022 was $270,000 and interest payable related to the promissory note as of March 31, 2023 and December 31, 2022 was $23,600 and $18,900, respectively.  For the three months ended March 31, 2023 and 2022, the Company incurred interest expense from the promissory note in the amount of $4,725 and $4,725, respectively.

On November 18, 2021, the Company entered in another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $60,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting December 15, 2021 with the principal balance paid on November 18, 2022. The note has been renewed with a new due date of November 18, 2023. The balance of the promissory note as of March 31, 2023 and December 31, 2022 was $60,000 and interest payable related to the promissory note as of March 31, 2023 and December 31, 2022 was $5,250 and $4,200, respectively. For the three months ended March 31, 2023 and 2022, the Company incurred interest expense from the promissory note of $1,050 and $1,050, respectively.

On February 24, 2022, the Company entered in another promissory note with a different investor and member of the Board of Directors of the Company. Under the terms of the promissory note, the Company borrowed $42,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting February 24, 2022 with the principal balance paid on March 15, 2023. The note has been renewed with a new due date of March 15, 2024. The balance of the promissory note as of March 31, 2023 and December 31, 2022 was $60,000 and interest payable related to the promissory note as of March 31, 2023 and December 31, 2022 was $1,960 and 245, respectively.  For the three months ended March 31, 2023 and 2022, the Company incurred interest expense from the promissory note of $735 and $245, respectively.

On March 31, 2022, the Company entered in another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $6,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting August 30, 2022 with the principal balance paid on July 30, 2023. As of March 31, 2023 and December 31, 2022, the balance of the promissory note was $6,000 and interest payable related to the promissory note was $245 and $-0-, respectively. For the three months ended March 31, 2023 and 2022, the Company incurred interest expense from the promissory note of $105 and $-0-, respectively.

6. Note Payable

On June 18, 2021, the Company entered into a promissory note with an investor of the Company. Under the terms of the promissory note, the Company borrowed $270,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting July 15, 2021 with the principal balance paid on June 15, 2022. In June 2022, the parties ratified an extension of the maturity date of the note to June 15, 2023. As of December 31, 2022, the balance of the promissory note and interest payable was $270,000 and $18,900, respectively. For the years ended December 31, 2022 and 2021, the Company incurred interest expense from the promissory note in the amount of $23,100 and $9,500, respectively.

On November 18, 2021, the Company entered in another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $60,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting December 15, 2021 with the principal balance paid on November 18, 2022. The note has been renewed with a new due date of November 18, 2023. The balance of the promissory note as of December 31, 2022 and 2021 was $60,000 and interest payable related to the promissory note as of December 31, 2022 and 2021 was $4,200 and $350, respectively. For the year ended December 31, 2022 and 2021, the Company incurred interest expense from the promissory note of 4,200 and $350, respectively.

On February 24, 2022, the Company entered in another promissory note with a different investor and member of the Board of Directors of the Company. Under the terms of the promissory note, the Company borrowed $42,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting February 24, 2022 with the principal balance paid on March 15, 2023. The note has been renewed with a new due date of March 15, 2024. As of December 31, 2022, the balance of the promissory note was $42,000 and interest payable related to the promissory note was $1,225. For the year ended December 31, 2022, the Company incurred interest expense from the promissory note of $2,450. There was no such note during 2021.

On March 31, 2022, the Company entered in another promissory note with the same investor. Under the terms of the promissory note, the Company borrowed $6,000 at 7% at annual, simple interest and was obligated to pay monthly interest starting August 30, 2022 with the principal balance paid on July 30, 2023. As of December 31, 2022, the balance of the promissory note was $6,000 and interest payable related to the promissory note was $140. For the year ended December 31, 2022, the Company incurred interest expense from the promissory note of $175. There was no such note during 2021.